Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
International Socially Responsible Fund
(the “Fund”)
Supplement dated January 27, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented to date
At a meeting held on January 22 - 23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques. These changes are expected to become effective on or about April 28, 2025 (the “Effective Date”).
In addition, VALIC has contractually agreed to waive its advisory fee from the Effective Date until September 30, 2026, so that the advisory fee payable by the Fund to VALIC is equal to 0.410% on the first $500 million of the Fund’s average daily net assets, 0.385% on the next $500 million of the Fund’s average daily net assets, and 0.360% on average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board, including a majority of the directors who are not “interested persons” of VALIC as defined in the Investment Company Act of 1940, as amended.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock and its Subadvisory Agreement.
On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The second and third paragraphs of the disclosure in the section of the Summary Prospectus entitled “Fund Summary: International Socially Responsible Fund – Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The principal investment technique of the Fund is to approximate the capitalization weighted total rate of return of the MSCI EAFE Index (net) (the “MSCI EAFE Index”), however, the Fund shall exclude securities screened out to meet the social criteria established for the Fund.
The portfolio managers select securities from the MSCI EAFE Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will approximate the capitalization weighted total rate of return of the MSCI EAFE Index while maintaining similar risk characteristics to the MSCI EAFE Index. The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. Because the Fund limits its selection to securities that meet its social criteria, not all of the securities in the MSCI EAFE Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the MSCI EAFE Index. The subadviser may use derivatives in seeking to track the performance of the MSCI EAFE Index, including futures and total return swaps.
In the section of the Prospectus entitled “Fund Summary: International Socially Responsible Fund – Principal Risks of Investing in the Fund,” the risk factor entitled “Enhanced Index Strategy Risk” is deleted in its entirety and the following risk factors entitled “Failure to Match Index Performance Risk” and “Derivatives Risk” are added:
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the MSCI EAFE Index may be affected by, among other things, changes in securities markets, the manner in which performance of the MSCI EAFE Index is calculated, changes in the composition of the MSCI EAFE Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the MSCI EAFE Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the MSCI EAFE Index.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
BlackRock Investment Management, LLC (“BlackRock”) assumed sub‑advisory responsibilities on April 28, 2025. Prior to this time, the Fund was subadvised by SunAmerica Asset Management, LLC.

International Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
International Socially Responsible Fund
(the “Fund”)
Supplement dated January 27, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented to date
At a meeting held on January 22 - 23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques. These changes are expected to become effective on or about April 28, 2025 (the “Effective Date”).
In addition, VALIC has contractually agreed to waive its advisory fee from the Effective Date until September 30, 2026, so that the advisory fee payable by the Fund to VALIC is equal to 0.410% on the first $500 million of the Fund’s average daily net assets, 0.385% on the next $500 million of the Fund’s average daily net assets, and 0.360% on average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board, including a majority of the directors who are not “interested persons” of VALIC as defined in the Investment Company Act of 1940, as amended.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock and its Subadvisory Agreement.
On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The second and third paragraphs of the disclosure in the section of the Summary Prospectus entitled “Fund Summary: International Socially Responsible Fund – Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The principal investment technique of the Fund is to approximate the capitalization weighted total rate of return of the MSCI EAFE Index (net) (the “MSCI EAFE Index”), however, the Fund shall exclude securities screened out to meet the social criteria established for the Fund.
The portfolio managers select securities from the MSCI EAFE Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will approximate the capitalization weighted total rate of return of the MSCI EAFE Index while maintaining similar risk characteristics to the MSCI EAFE Index. The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. Because the Fund limits its selection to securities that meet its social criteria, not all of the securities in the MSCI EAFE Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the MSCI EAFE Index. The subadviser may use derivatives in seeking to track the performance of the MSCI EAFE Index, including futures and total return swaps.
In the section of the Prospectus entitled “Fund Summary: International Socially Responsible Fund – Principal Risks of Investing in the Fund,” the risk factor entitled “Enhanced Index Strategy Risk” is deleted in its entirety and the following risk factors entitled “Failure to Match Index Performance Risk” and “Derivatives Risk” are added:
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the MSCI EAFE Index may be affected by, among other things, changes in securities markets, the manner in which performance of the MSCI EAFE Index is calculated, changes in the composition of the MSCI EAFE Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the MSCI EAFE Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the MSCI EAFE Index.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
BlackRock Investment Management, LLC (“BlackRock”) assumed sub‑advisory responsibilities on April 28, 2025. Prior to this time, the Fund was subadvised by SunAmerica Asset Management, LLC.